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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                            United Fire & Casualty Company
Address:                         118 Second Ave., S.E.
                                 Cedar Rapids, IA 52407

Form 13F File Number:            28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:

Name:                             Dianne M. Lyons
Title:                            Controller
Phone:                            319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                   Cedar Rapids, IA                  05-13-03

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        84

Form 13F Information Table Value Total:                   $96,885 (in thousands)

List of Other Included Managers:                             NONE

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

FORM 13F INFORMATION TABLE

                                TITLE OF                VALUE    SHARES/  SH/  PUT/  INVSTMNT  OTHER    ---VOTING AUTHORITY---
   NAME OF ISSUER                 CLASS    CUSIP      (x $1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
==============================================================================================================================
Abbott Laboratories               Common  002824-10-0     5,642   150,000  SH         Sole               150,000
Alderwoods Group Inc              Common  014383-10-3       134    38,421  SH         Sole                38,421
Alliant Energy Corporation        Common  018802-10-8     1,964   122,200  SH         Sole               122,200
Alliant Energy Corporation        Common  018802-10-8       132     8,225  SH         Defined              8,225
ALLTEL Corporation                Common  020039-10-3       560    12,518  SH         Sole                12,518
American Express Co               Common  025816-10-9       272     8,175  SH         Defined              8,175
American Strategic Inc Port II    Common  030099-10-5       336    25,420  SH         Sole                25,420
Anheuser-Busch Companies Inc      Common  035229-10-3       186     4,000  SH         Sole                 4,000
Applied Materials Inc             Common  038222-10-5       192    15,300  SH         Defined             15,300
Automatic Data Processing         Common  053015-10-3       157     5,100  SH         Defined              5,100
BCE Inc                           Common  05534B-10-9       297    16,200  SH         Sole                16,200
BRE Properties Inc                Common  05564E-10-6       530    18,000  SH         Sole                18,000
Bank of America Corporation       Common  060505-10-4     4,010    60,000  SH         Sole                60,000
Bank One Corporation              Common  06423A-10-3     1,514    43,740  SH         Sole                43,740
Bell South Corporation            Common  079860-10-2       347    16,000  SH         Sole                16,000
Bemis Company Inc                 Common  081437-10-5       366     8,700  SH         Sole                 8,700
Boeing Company                    Common  097023-10-5       877    35,000  SH         Sole                35,000
CVS Corp Delaware                 Common  126650-10-0       168     7,050  SH         Defined              7,050
Cardinal Health Inc.              Common  14149Y-10-8       198     3,475  SH         Defined              3,475
Cincinnati Financial Corp         Common  172062-10-1    10,188   290,500  SH         Sole               290,500
Citigroup Inc                     Common  172967-10-1       204     5,916  SH         Defined              5,916
Cummins Inc                       Common  231021-10-6       481    19,545  SH         Sole                19,545
Dean Foods Company                Common  242370-10-4     1,381    32,174  SH         Sole                32,174
Del Monte Foods Co                Common  24522P-10-3       150    20,097  SH         Sole                20,097
Dow Chemical Company              Common  260543-10-3     1,657    60,000  SH         Sole                60,000
Duke Energy Corporation           Common  264399-10-6     1,163    80,000  SH         Sole                80,000
Emerson Electric Co               Common  291011-10-4       286     6,300  SH         Sole                 6,300
Exxon Mobil Corporation           Common  30231G-10-2     1,398    40,000  SH         Sole                40,000
Exxon Mobil Corporation           Common  30231G-10-2       198     5,675  SH         Defined              5,675
Fannie Mae                        Common  313586-10-9       219     3,350  SH         Defined              3,350
Federal Signal Corporation        Common  313855-10-8     1,063    74,864  SH         Sole                74,864
Fidelity National Information
 Solutions, Inc.                  Common  31620P-10-9       352    19,890  SH         Sole                19,890
First Data Corp.                  Common  319963-10-4       229     6,200  SH         Defined              6,200
Ford Motor Company                Common  345370-86-0       226    30,000  SH         Sole                30,000
Arthur J Gallagher & Co           Common  363576-10-9       253    10,321  SH         Sole                10,321
General Electric Company          Common  369604-10-3     5,355   210,000  SH         Sole               210,000
General Electric Company          Common  369604-10-3       190     7,450  SH         Defined              7,450
Greater Bay Bancorp               Common  391648-10-2       287    20,000  SH         Sole                20,000
H J Heinz Company                 Common  423074-10-3     1,314    45,000  SH         Sole                45,000
Hewlett Packard Co                Common  428236-10-3       223    14,349  SH         Defined             14,349
Home Depot Inc                    Common  437076-10-2       166     6,800  SH         Defined              6,800
Honeywell International Inc       Common  438516-10-6       534    25,000  SH         Sole                25,000
Honeywell International Inc       Common  438516-10-6       220    10,318  SH         Defined             10,318
Intel Corporation                 Common  458140-10-0       163    10,000  SH         Sole                10,000
Intel Corporation                 Common  458140-10-0       173    10,650  SH         Defined             10,650
J P Morgan Chase & Co             Common  46625h-10-0       162     6,850  SH         Defined              6,850
Johnson & Johnson                 Common  478160-10-4       579    10,000  SH         Sole                10,000
Johnson & Johnson                 Common  478160-10-4       341     5,900  SH         Defined              5,900
King Pharmaceutical               Common  495582-10-8       130    10,900  SH         Defined             10,900
Merrill Lynch & Co Inc            Common  590188-10-8       208     5,875  SH         Defined              5,875
Motorola Inc                      Common  620076-10-9       496    60,000  SH         Sole                60,000
Newell Rubbermaid Inc             Common  651229-10-6       447    15,766  SH         Sole                15,766
Nicor Inc                         Common  654086-10-7       820    30,000  SH         Sole                30,000
NiSource Inc                      Common  65473P-10-5       104     5,700  SH         Sole                 5,700
Ohio Casualty Corporation         Common  677240-10-3       129    10,000  SH         Sole                10,000
Old Republic International Cor    Common  680223-10-4     2,492    93,168  SH         Sole                93,168
Penford Corporation               Common  707051-10-8       239    20,000  SH         Sole                20,000
Penwest Pharmaceuticals Co.       Common  709754-10-5       480    30,000  SH         Sole                30,000
PepsiCo Inc                       Common  713448-10-8       800    20,000  SH         Sole                20,000
Pfizer                            Common  717081-10-3       182     5,850  SH         Defined              5,850
Pioneer-Standard Electronics      Common  723877-10-6     2,360   279,571  SH         Sole               279,571
Procter & Gamble Company          Common  742718-10-9     2,493    28,000  SH         Sole                28,000
Progress Energy Inc               Common  743263-10-5       749    19,131  SH         Sole                19,131
QCR Holdings Inc                  Common  74727A-10-4       815    45,454  SH         Sole                45,454
SBC Communications Inc            Common  78387G-10-3     1,584    78,960  SH         Sole                78,960
SBC Communications Inc            Common  78387g-10-3       160     7,950  SH         Defined              7,950
SAFECO Corporation                Common  786429-10-0     1,628    46,550  SH         Sole                46,550
Safeway Inc                       Common  786514-20-8        97     5,125  SH         Defined              5,125
St Paul Companies Inc             Common  792860-10-8       692    21,774  SH         Sole                21,774
Schering Plough Corp              Common  806605-10-1       118     6,600  SH         Defined              6,600
Shopko Stores Inc                 Common  824911-10-1       233    20,000  SH         Sole                20,000
Smucker J M Co                    Common  832696-40-5        20       560  SH         Sole                   560
TXU Corporation                   Common  873168-10-8       536    30,000  SH         Sole                30,000
Texas Instruments                 Common  882508-10-4       225    13,750  SH         Defined             13,750
TPG NV                            Common  892339-10-2        61     4,034  SH         Sole                 4,034
US Bancorp                        Common  902973-30-4    15,811   833,034  SH         Sole               833,034
US Bancorp                        Common  902973-30-4       217    11,450  SH         Defined             11,450
Vectren Corporation               Common  92240G-10-1       573    26,658  SH         Sole                26,658
Verizon Communications Inc        Common  92343V-10-4     1,296    36,648  SH         Sole                36,648
Wachovia Corporation              Common  929903-10-2     1,022    30,008  SH         Sole                30,008
Wells Fargo & Company             Common  949746-10-1     5,272   117,176  SH         Sole               117,176
Wintrust Financial Corporation    Common  97650W-10-8     6,593   230,523  SH         Sole               230,523
Wyeth Corp                        Common  983024-10-0       254     6,725  SH         Defined              6,725
Xcel Energy, Inc.                 Common  98389B-10-0       512    40,000  SH         Sole                40,000
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Report Summary      84 Data Records                     $96,885                       0 other managers on whose
                                                                                         behalf report is filed
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